Summary of significant accounting policies	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Summary of significant accounting policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS

The accompanying unaudited condensed consolidated financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the condensed consolidated financial statements. As of September 30, 2018, the Company’s significant accounting policies, which are detailed in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2017 (the “2017 10-K”), have not changed, other than as noted below.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at their carrying values, net of any allowances for doubtful accounts. Accounts receivable consist primarily of amounts due from specialty retailers and sports teams, for which collection is probable based on the customer’s intent and ability to pay. Receivables are evaluated for collection probability on a regular basis and an allowance for doubtful accounts is recorded, if necessary. No allowance for doubtful accounts was deemed necessary at September 30, 2018 or December 31, 2017.

Restricted cash

The Company has restricted cash in the form of a letter of credit it maintains as a security deposit on the lease of its office space in Boston, Massachusetts.

Advertising expense

Advertising expense consists of media and production costs related to print and digital advertising. All advertising is expensed as incurred. Total advertising expenses are included in selling, general and administrative expenses in the condensed consolidated statement of operations, and were approximately $20,000 and $792,000 for the three and nine months ended September 30, 2018 and approximately $1,158,000 and $3,073,000 for the three and nine months ended September 30, 2017.

Shipping and handling costs

Shipping and handling costs related to the movement of inventory to the Company’s co-packer and from the co-packer to the Company’s third-party warehousing and fulfillment partners are capitalized as inventory and expensed as cost of product revenue when revenue is recognized. Shipping and handling costs to move finished goods from the Company’s third-party warehousing and fulfillment partners to customer locations are included in selling, general and administrative expenses in the condensed consolidated statement of operations, and were approximately $27,000 and $81,000 for the three and nine months ended September 30, 2018, and approximately $64,000 and $145,000 for the three and nine months ended September 30, 2017.

Restructuring-related costs

The Company records employee termination costs in accordance with Accounting Standards Codification (“ASC”) Topic 712, “Compensation—Nonretirement and Postemployment Benefits” (ASC 712), if the termination benefits are paid as part of an ongoing benefit arrangement, which includes benefits provided as part of the Company’s established severance policy or as part of an executive employment agreement. The Company accrues employee termination costs associated with an on-going benefit arrangement if the obligation is attributable to prior services rendered, the rights to the benefits have vested, the payment is probable and the Company can reasonably estimate the liability. The Company accounts for employee termination benefits that represent a one-time benefit in accordance with ASC Topic 420, “Exit or Disposal Cost Obligations” (ASC 420). Upon communication of the termination to the employee, the Company expenses these costs over the employee’s future service period, if any.

Restructuring-related costs are recorded within research and development expenses and selling, general and administrative expenses on the Company’s condensed consolidated statement of operations. Liabilities associated with the Company’s restructuring activities are recorded as a component of accrued expenses and other current liabilities on its condensed consolidated balance sheet. See Note 7 for additional information on the Company’s current restructuring plan.

Unaudited interim financial information

Certain information and footnote disclosures normally included in the Company’s annual financial statements have been condensed or omitted. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the 2017 10-K.

The condensed consolidated financial statements as of September 30, 2018, for the three and nine months ended September 30, 2018 and 2017, and the related information contained within the notes to the condensed consolidated financial statements, are unaudited. The unaudited condensed consolidated financial statements have been prepared on the same basis as annual audited consolidated financial statements, and in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair presentation of the Company’s condensed consolidated financial position as of September 30, 2018, and the statements of operations, comprehensive loss and cash flows for the three and nine month periods ended September 30, 2018 and 2017. The results for the three and nine months ended September 30, 2018 are not necessarily indicative of results to be expected for the year ending December 31, 2018, or any other future annual or interim periods.

Basis of presentation and use of estimates

The accompanying condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the ASC and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, estimates related to clinical study accruals, estimates related to inventory realizability, stock-based compensation expense and amounts of expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Principles of consolidation

The condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: TK Pharma, Inc., a Massachusetts Securities Corporation, and Flex Innovation Group LLC, a Delaware limited liability company, which contains the Company’s consumer-related operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Recent accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (“ASC 606”). ASC 606 supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition (“ASC 605”) and requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Company adopted ASC 606 as of January 1, 2018 using the modified retrospective transition method. See Note 3 for further details.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The ASU requires lessees to recognize the assets and liabilities on their balance sheet for the rights and obligations created by most leases and continue to recognize expenses on their income statements over the lease term. It will also require disclosures designed to give financial statement users information on the amount, timing and uncertainty of cash flows arising from leases.

In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases. This ASU is intended to clarify or correct unintended application of the guidance outlined in ASU No. 2016-02. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. This ASU is intended to address comparative reporting requirements for initial adoption. The guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted. While the Company is currently evaluating the impact this standard will have on its consolidated financial statements, the Company expects that upon adoption, it will recognize right-of-use assets and lease liabilities and those amounts could be material.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The update amends the guidance in ASU Topic 230 and clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows with the objective of reducing the existing diversity in practice related to eight specific cash flow issues. The Company adopted ASU No. 2016-15 in the first quarter of 2018, retrospectively. The adoption of ASU No. 2016-15 did not have a significant impact on the consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows, which amends ASU Topic 230. This update requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities are no longer required to present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. The Company adopted ASU No. 2016-18 in the first quarter of 2018, retrospectively, resulting in a change to the presentation of restricted cash on the condensed consolidated statement of cash flows.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the condensed consolidated balance sheets that sum to the total of such amounts in the condensed consolidated statements of cash flows:

	September 30, 2018	December 31, 2017
Cash and cash equivalents	$12,961,126	$19,186,036
Restricted cash	126,595	126,595

Cash, cash equivalents and restricted cash shown on the condensed consolidated statement of cash flows	$13,087,721	$19,312,631

In May 2017, the FASB issued ASU No. 2017-09, Stock Compensation (Topic 718): Scope of Modification Accounting, to provide clarity and reduce diversity in practice, cost and complexity when applying the guidance of Topic 718. The guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted and the guidance should be applied prospectively. The Company adopted ASU No. 2017-09 in the first quarter of 2018, which did not impact the Company’s condensed consolidated financial statements or disclosures.

In June 2018, the FASB issued ASU No. 2018-07, Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU No. 2018-07”). This ASU is intended to simplify aspects of share-based compensation issued to non-employees by making the guidance consistent with the accounting for employee share-based compensation. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within that year. Early adoption is permitted, but not before an entity has adopted ASC 606, and the guidance should be applied using a modified retrospective transition approach. The Company early adopted ASU No. 2018-07 on July 1, 2018 and revalued its unvested nonemployee awards as of the July 1, 2018 adoption date. The adoption did not have a material impact on the condensed consolidated financial statements and therefore a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year was not required.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This ASU modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The guidance is effective for annual reporting periods beginning after December 15, 2019, and interim periods within those years. Early adoption is permitted. The Company is currently evaluating the impact of ASU No. 2018-13 on its consolidated financial statements and disclosures.

The Company believes that the impact of other recently issued standards that are not yet effective will not have a material effect on its consolidated financial position or results of operations upon adoption.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, estimates related to inventory write-offs, clinical study accruals, stock-based compensation expense, and amounts of expenses during the reported period. The Company bases its estimates on historical experience and other market-specific or other relevant assumptions that it believes to be reasonable under the circumstances. Actual results may differ from those estimates or assumptions.

Prior to the Company’s IPO, the Company utilized significant estimates and assumptions in determining the fair value of its common stock. The Company utilized various valuation methodologies in accordance with the framework of the 2004 and 2013 American Institute of Certified Public Accountants Technical Practice Aids, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its common stock. Each valuation methodology included estimates and assumptions that required the Company’s judgment. These estimates and assumptions included a number of objective and subjective factors, including external market conditions affecting the biotechnology industry sector, the prices at which the Company sold shares of preferred stock, the superior rights and preferences of securities senior to the Company’s common stock at the time and the likelihood of achieving a liquidity event, such as an initial public offering or a sale of the Company. Significant changes to the key assumptions used in the valuations could have resulted in different fair values of common stock at each valuation date and may have materially affected the financial statements.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: TK Pharma, Inc., a Massachusetts Securities Corporation, and Flex Innovation Group LLC, a Delaware limited liability company, which contains the Company’s consumer-related operations. All significant intercompany balances and transactions have been eliminated in consolidation.

Concentration of risk

The Company outsources the manufacture of HOTSHOT to a single co-packer that produces bottled finished goods. The Company also sources certain raw materials from sole suppliers. A disruption in the supply of materials or the production of finished goods could significantly impact the Company’s revenues in the future as alternative sources of raw materials and co-packing may not be available at commercially reasonable rates or within a reasonably short period of time.

Segment information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and assess performance. The Company and the Company’s chief operating decision maker, the Company’s Chief Executive Officer, view the Company’s operations and manage its business as two operating segments, Drug Development and Consumer Operations (see Note 15). The Company operates in one geographic segment, the United States.

Concentrations of credit risk and off-balance sheet risk

Cash, cash equivalents and marketable securities are financial instruments that potentially subject the Company to concentrations of credit risk. The Company’s cash, cash equivalents and marketable securities are held in accounts at financial institutions that management believes are creditworthy. The Company has not experienced any credit losses in such accounts and does not believe it is exposed to any significant credit risk on these funds. The Company has no financial instruments with off-balance sheet risk of loss.

Revenue

Revenue is comprised of net product revenue and other revenue. Net product revenue includes sales of HOTSHOT finished goods to e-commerce customers, specialty retailers and sports teams. Other revenue consists of payments made by customers for expedited shipping and handling, which the Company began offering during the third quarter of 2016. Revenue is recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred, the sales price is fixed or determinable and collectability is reasonably assured. For sales through September 30, 2016, the Company issued refunds to e-commerce customers, upon request, within 21 days of shipment. When the Company began selling HOTSHOT on a third-party e-commerce website in October 2016, the refund period and related deferral period increased, as the Company began offering refunds to e-commerce customers, upon request, within 30 days of delivery, for purchases subsequent to September 30, 2016. As the Company currently does not have adequate history to accurately estimate refunds, all e-commerce sales, and their related costs, are deferred and revenue is recognized once the refund period lapses. This deferral represents total deferred revenue presented on the Company’s consolidated balance sheet. For specialty retailers and sports teams, the Company does not offer a right of return or refund and revenue is recognized at the time products are delivered to customers.

Discounts provided to customers are accounted for as a reduction of product revenue, and were approximately $278,000 and $135,000 for the years ended December 31, 2017 and December 31, 2016, respectively. There were no such discounts in 2015 as the Company had not yet launched HOTSHOT.

Net product revenue and other revenue are presented net of taxes collected from customers and remitted to governmental authorities.

The Company had no customers that represented greater than 10% of total revenue during the year ended December 31, 2017 or during the year ended December 31, 2016. All revenue was generated from sales within the United States.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are stated at their carrying values, net of any allowances for doubtful accounts. Accounts receivable consist primarily of amounts due from specialty retailers and sports teams, for which collectability is reasonably assured. Receivables are evaluated for collectability on a regular basis and an allowance for doubtful accounts is recorded, if necessary. No allowance for doubtful accounts was deemed necessary at December 31, 2017 and December 31, 2016.

Cost of product revenue

Cost of product revenue includes the cost of raw materials utilized to produce HOTSHOT, co-packing fees, repacking fees, in-bound freight charges and warehouse and transportation costs incurred to bring HOTSHOT finished goods to salable condition. All other costs incurred after this condition is met are considered selling costs and included in selling, general and administrative expenses. Cost of product revenue also includes write-offs for inventory that has become obsolete, has a cost basis in excess of its estimated realizable value, or exceeds projected sales, as well as depreciation expense related to manufacturing equipment purchased to support production and royalty amounts payable to certain of the Company’s founders on HOTSHOT sales.

Inventory

The Company launched HOTSHOT in the second quarter of 2016 and began capitalizing inventory costs associated with HOTSHOT in the first quarter of 2016, when it was determined that the inventory costs had probable future economic benefit. Inventory is stated at the lower of cost or estimated net realizable value, on a first-in, first-out (“FIFO”) basis.

The Company outsources the manufacture of HOTSHOT to a co-packer. Inventory at December 31, 2017 includes raw materials available for future production runs, as well as finished goods.

The Company periodically analyzes its inventory levels and writes down inventory that has become obsolete, has a cost basis in excess of its estimated realizable value, or exceeds projected sales. Estimates of excess inventory consider factors such as inventory levels, production requirements, projected sales and the estimated shelf-lives of inventory components. Inventory write-offs are recorded as a component of cost of product revenue.

Advertising expense

Advertising expense consists of media and production costs related to print and digital advertising. All advertising is expensed as incurred. Total advertising expenses are included in selling, general and administrative and were approximately $3,566,000 and $2,936,000 for the years ended December 31, 2017 and December 31, 2016, respectively. There were no such costs in 2015 as the Company had not yet launched HOTSHOT.

Shipping and handling costs

Shipping and handling costs related to the movement of inventory to the Company’s co-packer and from the co-packer to the Company’s third-party warehousing and fulfillment partners is capitalized as inventory and expensed as a cost of product revenue when revenue is recognized. Shipping and handling costs to move finished goods from the Company’s warehousing and third-party fulfillment partners to customer locations are included in selling, general and administrative expense in the consolidated statement of operations, and were approximately $261,000 and $170,000 for the years ended December 31, 2017 and December 31, 2016, respectively. There were no such costs in 2015 as the Company had not yet launched HOTSHOT.

Property and equipment

Property and equipment is stated at cost, less accumulated depreciation. Maintenance and repairs that do not improve or extend the lives of the respective assets are expensed to operations as incurred, while costs of major additions and betterments are capitalized. Upon disposal, the related cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations. Depreciation is recorded, once assets are placed in service, using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Asset type	Estimated useful life
Computers and computer equipment	3 years
Laboratory equipment	3 years
Manufacturing equipment	3 years
Website development costs	1-2 years

Impairment of long-lived assets

The Company evaluates long-lived assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book value of the assets exceed their fair value. The Company has not recognized any impairment losses through December 31, 2017.

Research and development expense

Research and development costs are charged to expense as incurred in performing research and development activities. The costs include employee compensation costs, clinical study costs, external consultant costs, regulatory costs and facilities and overhead costs. Facilities and overhead costs primarily include the allocation of insurance, rent, utility and office-related expenses attributable to research and development personnel. The Company records payments made to outside vendors in advance of services performed or goods being delivered for use in research and development activities as prepaid expenses, which are expensed as services are performed or goods are delivered.

Stock-based compensation expense

The Company accounts for its stock-based compensation awards to employees and directors in accordance with FASB ASC Topic 718, Compensation – Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized in the statement of operations based on their grant date fair values. Compensation expense related to awards to employees with service conditions is recognized on a straight-line basis based on the grant date fair value over the associated service period of the award, which is generally the vesting term. Compensation expense related to awards to employees with performance conditions is recognized based on grant date fair value over the remaining service period when management determines that achievement of the milestone is probable. Management evaluates when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance conditions as of the reporting date. The Company accounts for stock-based compensation arrangements with non-employees based upon the fair value of the consideration received or the equity instruments issued, whichever is more reliably measurable, in accordance with the provisions of FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees. The measurement date for non-employee awards is generally the date performance of services required from the non-employee is complete, resulting in periodic adjustments to stock-based compensation expense during the vesting period for changes in the fair value of the awards. Stock-based compensation costs for non-employee service awards are recognized as services are provided, which is generally the vesting period, on a straight-line basis. The unvested portion of the awards is subject to re-measurement over the vesting period.

The Company estimates the fair value of its stock options using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (a) the expected stock price volatility, (b) the expected term of the award, (c) the risk-free interest rate, (d) expected dividends and (e) the estimated fair value of the Company’s common stock on the measurement date. Due to the lack of significant trading history for the Company’s common stock, it has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. When selecting these public companies on which it has based its expected stock price volatility, the Company selected companies with comparable characteristics, including enterprise value, risk profiles, position within the industry, and with historical share price information sufficient to meet the expected term of the stock-based awards. The Company computes historical volatility data using the volatility for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available. Due to the lack of Company specific historical option activity, the Company has estimated the expected term of its employee stock options using the “simplified” method, whereby, the expected term equals the arithmetic average of the vesting term and the original contractual term of the option. The expected term for non-employee awards is the remaining contractual term of the option. The risk-free interest rates are based on the U.S. Treasury securities with a maturity date commensurate with the expected term of the associated award. The Company has never paid, and does not expect to pay dividends in the foreseeable future.

Prior to adoption of ASU No. 2016-09 Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, share-based compensation expense was recognized net of estimated forfeitures, such that expense was recognized only for share-based awards that were expected to vest. A forfeiture rate was estimated annually and revised, if necessary, in subsequent periods if actual forfeitures differed from initial estimates. Upon adoption of ASU No. 2016-09 on January 1, 2017, the Company no longer applies a forfeiture rate and instead accounts for forfeitures as they occur.

Income taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and the tax reporting basis of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax assets will be realized. The Company has evaluated available evidence and concluded that the Company may not realize the benefit of its deferred tax assets; therefore a valuation allowance has been established for the full amount of the deferred tax assets.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. As of December 31, 2017 and December 31, 2016, the Company did not have any significant uncertain tax positions. The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

Net loss per share attributable to common stockholders

Basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common shares and dilutive common stock equivalents outstanding for the period, determined using the treasury stock method and the if-converted method, for convertible securities, if inclusion of these is dilutive.

For years ended December 31, 2017, December 31, 2016 and December 31, 2015, the Company has excluded the effects of all potentially dilutive shares from the weighted-average number of common shares outstanding as their inclusion in the computation for each period would be anti-dilutive due to the net loss per share incurred by the Company.

Comprehensive loss

Comprehensive loss is the change in equity of a company during a period from transactions and other events and circumstances, excluding transactions resulting from investments by owners and distributions to owners. Comprehensive loss includes net loss and the change in accumulated other comprehensive loss for the period. Accumulated other comprehensive loss consisted entirely of unrealized gains and losses on available-for-sale marketable securities for the years ended December 31, 2017, December 31, 2016 and December 31, 2015. See the consolidated statements of comprehensive loss for relevant disclosures.

The following tables summarize the changes in accumulated other comprehensive loss during the years ended December 31, 2017, December 31, 2016 and December 31, 2015.

Balance as of December 31, 2016	$(1,614)
Other comprehensive gain	367

Balance as of December 31, 2017	$(1,247)

Balance as of December 31, 2015	$(24,654)
Other comprehensive gain	23,040

Balance as of December 31, 2016	$(1,614)

Balance as of December 31, 2014	$—
Other comprehensive loss	(24,654)

Balance as of December 31, 2015	$(24,654)

Recent accounting pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). The ASU provides for a single comprehensive model for use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance. The accounting standard is effective for interim and annual periods beginning after December 15, 2016 with no early adoption permitted. In July 2015, the FASB deferred the effective date of this accounting update to annual periods beginning after December 15, 2017, along with an option to permit early adoption as of the original effective date. The Company is required to adopt the standard in the ASU using one of two acceptable methods: retrospectively to all prior reporting periods presented, with certain practical expedients permitted; or retrospectively with the cumulative effect of initially adopting the ASU recognized at the date of initial application. In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers, Principal versus Agent Considerations (Reporting Revenue Gross versus Net), clarifying the implementation guidance on principal versus agent considerations. Specifically, an entity is required to determine whether the nature of a promise is to provide the specified good or service itself (that is, the entity is a principal) or to arrange for the good or service to be provided to the customer by the other party (that is, the entity is an agent). The determination influences the timing and amount of revenue recognition. The effective date and transition requirements for ASU No. 2016-08 are the same as the effective date and transition requirements for ASU No. 2014-09.

The Company has evaluated the adoption impact of the guidance related to the Company’s sales of HOTSHOT. Based on evaluation of the Company’s revenue streams, the Company has determined that the timing of recognition for e-commerce sales will change by an immaterial amount, due to e-commerce refund rights. Through December 31, 2017 and prior to adoption of the new standard, since the Company does not have an adequate history to accurately estimate refunds, all e-commerce sales and related costs have been deferred and recognized once the refund period lapses. Under the new standard, the Company will estimate the amount of potential refunds and may recognize revenue related to some of these sales earlier if it is probable that a significant revenue reversal will not occur. Adoption will not have a significant impact on revenue recognition for the company’s specialty retail or sports team channels, as no right of refund or return exists.

The guidance is not expected to have a material impact to the consolidated statements of operations or balance sheets in any prior or prospective reporting period. The Company has finalized its accounting policy, and has designed and implemented necessary changes to processes and controls to allow for proper recognition, presentation and disclosure upon adoption effective in the beginning of fiscal year 2018.

In July 2015, the FASB issued ASU No. 2015-11, Inventory (Topic 330). This ASU simplifies the measurement of inventory by requiring certain inventory to be measured at the lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendments in this ASU are effective for fiscal years beginning after December 15, 2016 and for interim periods therein. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. The Company adopted this ASU as of March 31, 2017, which did not have a material impact on its condensed consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases. The ASU requires lessees to recognize the assets and liabilities on their balance sheet for the rights and obligations created by most leases and continue to recognize expenses on their income statements over the lease term. It will also require disclosures designed to give financial statement users information on the amount, timing, and uncertainty of cash flows arising from leases. The guidance is effective for annual reporting periods beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted. While the Company is currently evaluating the effect this standard will have on its consolidated financial statements and timing of adoption, the Company expects that upon adoption, it will recognize right-of-use assets and lease liabilities and those amounts could be material. The Company is still assessing the expected impact on our consolidated statements of operations and cash flows.

In March 2016, the FASB issued ASU No. 2016-09, Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. This ASU simplifies the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The guidance is effective for annual reporting periods beginning after December 15, 2016, and interim periods within those annual periods. The Company adopted the new standard on January 1, 2017 and has elected to account for forfeitures as they occur. The change was applied on a modified retrospective basis with a cumulative effect adjustment to increase retained earnings by approximately $2,000, as of January 1, 2017. In addition, upon adoption of the new standard, the Company has additional deferred tax assets related to tax deductions from excess tax benefits related to the exercise of stock options. As a result, the deferred tax assets associated with net operating losses increased by approximately $42,000 in the first quarter of 2017. The amounts are offset by a corresponding increase in the valuation allowance. As such, there is no net effect on the Company’s consolidated statements of operations for the twelve months ended December 31, 2017.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The update amends the guidance in ASU 230 Statement of Cash Flows, and clarifies how entities should classify certain cash receipts and cash payments on the statement of cash flows with the objective of reducing the existing diversity in practice related to eight specific cash flow issues. The amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Early adoption is permitted. The Company does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows, which amends ASU Topic 230. This update requires entities to show the changes in the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the statement of cash flows. As a result, entities will no longer be required to present transfers between cash and cash equivalents and restricted cash and restricted cash equivalents in the statement of cash flows. When cash, cash equivalents, restricted cash and restricted cash equivalents are presented in more than one line item on the balance sheet, the new guidance requires a reconciliation of the totals in the statement of cash flows to the related captions in the balance sheet. Entities will also have to disclose the nature of their restricted cash and restricted cash equivalent balances. The guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted. Entities are required to apply the guidance retrospectively. The new guidance will change the presentation of restricted cash in the Company’s consolidated financial statements in the first quarter of 2018.

In May 2017, the FASB issued ASU 2017-09, Stock Compensation (Topic 718): Scope of Modification Accounting, to provide clarity and reduce diversity in practice, cost and complexity when applying the guidance in Topic 718. The guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted. The Company does not expect the adoption of this guidance to have a material effect on its consolidated financial statements and related disclosures.

The Company believes that the impact of other recently issued standards that are not yet effective will not have a material effect on its consolidated financial position or results of operations upon adoption.

Initial public offering

On February 3, 2015, the Company completed its IPO, whereby the Company sold 5,491,191 shares of its common stock (inclusive of 91,191 shares of common stock sold by the Company pursuant to the exercise of an overallotment option granted to the underwriters in connection with the IPO) at a price of $16.00 per share. The shares began trading on The Nasdaq Global Market on January 29, 2015. The aggregate net proceeds received by the Company from the IPO were approximately $79,900,000, after deducting underwriting discounts and commissions and other offering expenses payable by the Company. Upon the closing of the IPO, all outstanding shares of convertible preferred stock converted into 6,971,108 shares of common stock. Additionally, the Company is now authorized to issue 100,000,000 shares of common stock.

Deferred IPO issuance costs, which primarily consisted of direct incremental legal and accounting fees related to the Company’s IPO, were capitalized at December 31, 2014. Upon the closing of the IPO in February 2015, IPO issuance costs of $1,848,737, as well as underwriting discounts and commissions of $6,150,134, were offset against the IPO proceeds within additional paid-in capital.

Reverse stock split

In January 2015, the Company effected a one-for-4.2825 reverse stock split of its then issued and outstanding common stock. All share and per share amounts related to issued and outstanding common stock and outstanding options exercisable for common stock included in the Company’s consolidated financial statements and notes to consolidated financial statements have been retroactively adjusted for all periods presented to reflect the reverse stock split, including reclassifying an amount equal to the reduction in par value of common stock to additional paid-in capital. The conversion ratios of the Company’s convertible preferred stock have also been adjusted to reflect the reverse stock split.

Subsequent events

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the consolidated financial statements for potential recognition or disclosure in the consolidated financial statements. Subsequent events have been evaluated through the date these consolidated financial statements were issued for potential recognition or disclosure in the consolidated financial statements (see Note 18).